Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Cost and estimated earnings in excess of billings
	2018	2017
	US$’000	US$’000

Deposits paid	259	85
Prepayments	59	475
Other receivables	156	104
Other tax recoverable	73	2
	547	666

ZHEJIANG TIANLAN
Cost and estimated earnings in excess of billings
	2018	2017
	RMB’000	RMB’000

Prepayments	18,702	19,606
Other receivables	8,791	10,775
Other current assets	1,485	-
	28,978	30,381